             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

        THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED SEPTEMBER 1, 1999

                               SELECT III ACCOUNT

                                      * * *

Effective December 1, 1999, the following information relating to the Guaranteed Death Benefit Rider is amended as follows:

Under THE CONTRACT, the following sub-heading on page 22 of the Prospectus is amended in its entirety as follows:

"GUARANTEED DEATH BENEFIT RIDER (NOT AVAILABLE IN CERTAIN STATES, INCLUDING MASSACHUSETTS)."

Under APPENDIX B - OPTIONAL INSURANCE BENEFITS on page B-1 of the Prospectus, the following sentence is inserted at the end of the paragraph under GUARANTEED DEATH BENEFIT RIDER

"This rider is not available in certain states, including Massachusetts."

                                      * * *

Effective September 1, 1999, the following information relating to the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Under the SUMMARY - CHARGES OF THE UNDERLYING FUNDS, the table and footnotes are amended as follows:

                                                    MANAGEMENT FEE        OTHER EXPENSES      TOTAL FUND EXPENSES
                                                   (AFTER VOLUNTARY     (AFTER APPLICABLE       (AFTER WAIVERS/
UNDERLYING FUND                                        WAIVERS)          REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                                        --------          ---------------        ---------------
Select Aggressive Growth Fund...................        0.82%***             0.07%                0.89%(1)(2)***
Select Capital Appreciation Fund................        0.94%***             0.10%                1.04%(1)(2)***

*** Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expenses shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

Under footnote (2), the percentage for the Select Aggressive Growth Fund is changed to 0.86%.

Under INVESTMENT ADVISORY SERVICES - the management fee schedule for the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Select Aggressive Growth Fund      First $100 Million                 1.00%
                                   Next $150 Million                  0.90%
                                   Next $250 Million                  0.80%
                                   Next $500 Million                  0.70%

Select Capital Appreciation Fund       First $100 Million                 1.00%
                                       Next $150 Million                  0.90%
                                       Next $250 Million                  0.80%
                                       Next $500 Million                  0.70%
                                       Over $1 Billion                    0.65%

                                      ***

Effective as of July 1, 1999, the name of the Sub-Adviser of the Select Emerging Markets Fund has been changed from Schroder Capital Management International Inc. to Schroder Investment Management North America Inc.

                                               SUPPLEMENT DATED DECEMBER 1, 1999